Earnings/ (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings/ (Loss) Per Share [Abstract]
Schedule of earnings/ (loss) per share

	For the years ended December 31,
	2017	2016	2015
Basic (Loss)/Earnings Per Share Numerator

Profit for the year attributable to owners of the Company	$(14,815,596)	$(11,902,687)	$1,243,670

Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(14,815,596)	$(11,902,687)	$1,243,670

Basic (Loss)/Earnings Per Share Denominator#
Original shares:	1,767,821	1,694,489	1,694,489
Additions from actual events:
- Issuance of common stock, weighted	93,010	55,653	-
Basic weighted average shares outstanding	1,860,831	1,750,142	1,694,489

Diluted (Loss)/Earnings Per Share Denominator#
Basic weighted average shares outstanding	1,860,831	1,750,142	1,694,489
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*	-	-	-
Diluted Weighted Average Shares Outstanding:	1,860,831	1,750,142	1,694,489

(Loss)/Earnings Per Share#
- Basic	$(7.96)	$(6.80)	$0.73
- Diluted	$(7.96)	$(6.80)	$0.73
Weighted Average Shares Outstanding#
- Basic	1,860,831	1,750,142	1,694,489
- Diluted	1,860,831	1,750,142	1,694,489

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.

#	The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split effective during the year.